Provisions - United Kingdom Entities - Funding status (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Total defined benefit expenses recognized in the consolidated income statements	€ 73	€ 76	€ 72
Actuarial gains and losses on defined benefit pension plans	1,567	(25)	(1,677)
United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations	15,392	15,472	14,297
Fair value of plan assets	17,244	15,575	14,755
Provisions - Provisions for pensions	(1,852)	(103)	(458)
Internal provisions for pensions	44	449	329
Net assets for pensions	(1,896)	(552)	(787)
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	33	30	27
Interest cost, net	(6)	(12)	(24)
Provisions or reversal of provisions, net
Cost of services provided	6	0	0
Others	0	(1)	0
Total defined benefit expenses recognized in the consolidated income statements	33	17	3
Actuarial gains and losses on defined benefit pension plans	€ (1,475)	€ 568	€ (601)